WisdomTree Trust

WisdomTree Dynamic International Equity Fund (DDWM)

WisdomTree Dynamic International SmallCap Equity Fund (DDLS)

WisdomTree U.S. Efficient Core Fund (NTSX)

WisdomTree International Efficient Core Fund (NTSI)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

WisdomTree Cloud Computing Fund (WCLD)

WisdomTree Cybersecurity Fund (WCBR)

WisdomTree BioRevolution Fund (WDNA)

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

(collectively, the “Funds”)

Supplement dated September 30, 2026 to the currently effective Statutory Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), as supplemented, for the Funds

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS - DDWM DDLS NTSX NTSI NTSE WCLD WCBR WDNA WTAI - 09.26